Summary of Significant Accounting Policies (Details) - Schedule of Assets and Liabilities Carried at Fair Value Measured - Nukkleus Inc.[Member] - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Assets and Liabilities Carried at Fair Value Measured [Line Items]
Customer digital currency assets	$ 248,214	$ 1,168,349
Customer digital currency liabilities	248,214	1,168,349
Quoted Price in Active Markets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets and Liabilities Carried at Fair Value Measured [Line Items]
Customer digital currency assets
Customer digital currency liabilities
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets and Liabilities Carried at Fair Value Measured [Line Items]
Customer digital currency assets	248,214	1,168,349
Customer digital currency liabilities	248,214	1,168,349
Significant Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets and Liabilities Carried at Fair Value Measured [Line Items]
Customer digital currency assets
Customer digital currency liabilities